Results related to associates	6 Months Ended
Jun. 30, 2019
Results related to associates
Results related to associates

12. Results related to associates

Results related to associates for the three month period ended June 30, 2019 consist of a gain on the sale of assets to Wings Therapeutics Inc of €  959,000 and the Company’s share in the net loss of Wings Therapeutics Inc, amounting to € 261,000.